Stock Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans

10.    Stock Compensation.

Stock Options

No stock options were granted during the three month periods ended March 31, 2012 and 2011. The Company recorded stock-based compensation related to stock options totaling $45,090 and $53,751 during the three month periods ended March 31, 2012 and 2011, respectively. No options vested during the three month periods ended March 31, 2012 and 2011.

During the three month period ended March 31, 2012, options to purchase 195,000 shares of the Company's common stock were exercised on a "cashless" basis, resulting in the issuance of an aggregate of 40,100 shares of the Company's common stock.

As of March 31, 2012, there was approximately $267,000 of unrecognized compensation expense related to non-vested stock compensation awards granted under the 2006 Stock Incentive Plan. The cost is expected to be recognized over a weighted average period of approximately 1.79 years.

12.   Stock Compensation Plans

The Company issues options, restricted stock, stock appreciation rights and restricted stock units (collectively, the Awards) to employees, directors, consultants and scientific advisors of the Company under the 2006 Stock Incentive Plan (the Plan). See Note 2. Prior to July 2006, the Company granted options pursuant to written agreements to purchase an aggregate of 2,352,254 shares of common stock. Under the Plan, 2,688,828 shares of the Company's common stock are reserved for issuance. At December 31, 2011, 239,270 of these shares remained available for future issuance under the Plan.

Stock Options

The Company has granted stock options to employees, officers, directors, scientific advisors and consultants generally at exercise prices equal to the quoted market price of the common stock at grant date. Share awards generally vest over a period of 2 to 4 years of continuous service and have contractual terms from 5 to 10 years. Certain awards provide for accelerated vesting if there is a change in control. The Company issues new shares as shares are required to be delivered upon exercise of outstanding stock options. No stock options have been exercised through December 31, 2011.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded non-cash stock-based compensation expense related to stock options totaling $416,735, $450,089 and $581,286, respectively.

During the years ended December 31, 2011 and 2010, the Company granted five-year options to purchase an aggregate of 625,000 shares and 465,000 shares, respectively, of the Company's common stock to certain of the Company's officers, employees, directors and consultants.

Stock option activity under the Company's written stock option agreements and the Plan for the year ended December 31, 2011 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	3,135,619	$1.00
Granted	625,000	1.06
Exercised	—	—
Forfeited, expired or cancelled	(37,511)	1.22

Outstanding at end of year	3,723,108	$1.01

Exercisable at end of year	3,303,108	$1.00

The aggregate intrinsic value of outstanding options and exercisable options at December 31, 2011 was $1.5 million and $1.4 million, respectively. The weighted-average grant-date fair value of stock options granted during 2011, 2010 and 2009 was $0.79, $0.75 and $0.55, respectively. The total fair value of vested stock options during 2011, 2010 and 2009 was $438,139, $346,270 and $634,807, respectively.

The following table summarizes information about the Company's stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.62- $0.69	1,489,220	1.85	$0.68	1,489,220	1.85	$0.68
$0.90	935,000	2.80	$0.90	935,000	2.80	$0.90
$1.01- $1.09	1,070,000	4.49	$1.07	650,000	4.34	$1.08
$2.49- $2.55	124,000	1.92	$2.51	124,000	1.92	$2.51
$3.15- $6.00	104,888	0.93	$4.08	104,888	0.93	$4.08

	3,723,108	2.83	$1.01	3,303,108	2.58	$1.00

As of December 31, 2011, there was approximately $312,000 of unrecognized compensation expense related to non-vested stock option awards granted under the Plan. That cost is expected to be recognized over a weighted average period of approximately 2.00 years.

The Company utilizes the Black-Scholes option-pricing model to determine the fair value of stock options on the date of grant. This model derives the fair value of stock options based on certain assumptions related to the expected stock price volatility, expected option life, risk-free interest rate and dividend yield. The 2011 expected volatility is based on reviews of historical volatility of the Company's common stock. For 2010 and prior, the Company's expected volatility was based on the historical volatility of other publicly traded companies in the same industry, due to the Company's short history as a public entity. The estimated expected option life is based upon estimated employee exercise patterns and considers whether and the extent to which the options are in-the-money. During 2011, the Company estimated the expected option life for options granted to employees and directors based upon the simplified method. Under this method, the expected life is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company will continue to use the simplified method until it has sufficient historical exercise data to estimate the expected life of the options. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve appropriate for the estimated life of the stock options awards. The expected dividend rate is zero. Stock–based compensation expense also includes an estimate, which the Company makes at grant date, of the number of awards that are expected to be forfeited. The Company revises this estimate in subsequent periods if actual forfeitures differ from those estimates.

Assumptions used were as follows:

	Year ended December 31,
	2011	2010	2009
Risk free interest rate	0.29% to 1.55%	0.81% to 2.44%	1.26% to 2.60%
Expected term	3 to 5 years	4 to 5 years	4 to 5 years
Expected volatility	130%	100%	90%
Expected dividend yield	— %	— %	— %
Expected forfeiture rate	— %	— %	— %

Restricted Stock Units

Under the Plan, participants may be granted restricted stock units, each of which represents a conditional right to receive shares of common stock in the future. The restricted stock units granted under this plan generally vest ratably over a three to four-year period. Upon vesting, the restricted stock units will convert into an equivalent number of shares of common stock. The amount of expense relating to the restricted stock units is based on the closing market price of the Company's common stock on the date of grant and is amortized on a straight-line basis over the requisite service period. There was no restricted stock unit activity during 2011.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded non-cash stock-based compensation expense related to restricted stock units totaling $0, $0 and $20,152, respectively.